Schedule of Level 3 Fair Value Measurement Inputs (Details)	Sep. 30, 2022 $ / shares	Dec. 31, 2021 $ / shares	Jun. 28, 2021 $ / shares
Measurement Input, Expected Term [Member] | Purchase Agreement Option [Member]
Expected term (years)	3 years
Private Warrants [Member] | Measurement Input, Exercise Price [Member]
Warrant inputs	11.50
Private Warrants [Member] | Measurement Input, Exercise Price [Member] | Northern Lights Acquisition Corp [Member]
Warrant inputs		11.50
Private Warrants [Member] | Measurement Input, Share Price [Member]
Warrant inputs	6.99
Private Warrants [Member] | Measurement Input, Share Price [Member] | Northern Lights Acquisition Corp [Member]
Warrant inputs		10.07
Private Warrants [Member] | Measurement Input, Share Price [Member] | Purchase Agreement Option [Member]
Warrant inputs	6.99
Private Warrants [Member] | Measurement Input, Expected Term [Member]
Expected term (years)	4 years 11 months 26 days
Private Warrants [Member] | Measurement Input, Expected Term [Member] | Northern Lights Acquisition Corp [Member]
Expected term (years)		5 years 3 months 10 days
Private Warrants [Member] | Measurement Input Probability Acquisition [Member]
Warrant inputs	1.000
Private Warrants [Member] | Measurement Input Probability Acquisition [Member] | Northern Lights Acquisition Corp [Member]
Warrant inputs		90.0
Private Warrants [Member] | Measurement Input Probability Acquisition [Member] | Purchase Agreement Option [Member]
Warrant inputs	1
Private Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrant inputs	0.113
Private Warrants [Member] | Measurement Input, Price Volatility [Member] | Northern Lights Acquisition Corp [Member]
Warrant inputs		8.3
Private Warrants [Member] | Measurement Input, Price Volatility [Member] | Purchase Agreement Option [Member]
Warrant inputs	0.113
Private Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrant inputs	0.0406
Private Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member] | Northern Lights Acquisition Corp [Member]
Warrant inputs		1.28
Private Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member] | Purchase Agreement Option [Member]
Warrant inputs	0.0425
Private Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrant inputs	0.0000
Private Warrants [Member] | Measurement Input, Expected Dividend Rate [Member] | Northern Lights Acquisition Corp [Member]
Warrant inputs		0.00
Private Warrants [Member] | Measurement Input B B Bonds Rate [Member] | Purchase Agreement Option [Member]
Warrant inputs	0.0772
Private Warrants [Member] | Measurement Input C Bonds Rate [Member] | Purchase Agreement Option [Member]
Warrant inputs	0.1563
Public And Private Warrants [Member] | Measurement Input, Exercise Price [Member] | Northern Lights Acquisition Corp [Member]
Warrant inputs			11.50
Public And Private Warrants [Member] | Measurement Input, Share Price [Member] | Northern Lights Acquisition Corp [Member]
Warrant inputs			10.00
Public And Private Warrants [Member] | Measurement Input, Expected Term [Member] | Northern Lights Acquisition Corp [Member]
Expected term (years)			5 years 10 months 9 days
Public And Private Warrants [Member] | Measurement Input Probability Acquisition [Member] | Northern Lights Acquisition Corp [Member]
Warrant inputs			90.0
Public And Private Warrants [Member] | Measurement Input, Price Volatility [Member] | Northern Lights Acquisition Corp [Member]
Warrant inputs			14.7
Public And Private Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member] | Northern Lights Acquisition Corp [Member]
Warrant inputs			1.04
Public And Private Warrants [Member] | Measurement Input, Expected Dividend Rate [Member] | Northern Lights Acquisition Corp [Member]
Warrant inputs			0.00